Prospectus Supplement

October 3, 2014

The Universal Institutional Funds, Inc.

Supplement dated October 3, 2014 to The Universal Institutional Funds, Inc. (the "Fund") Prospectus dated May 1, 2014

Core Plus Fixed Income Portfolio
(the "Portfolio")
(Class I)

Effective immediately, Matthew Dunning has been added to the team primarily responsible for the day-to-day management of the Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Portfolio Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Name	Title with Adviser	Date Began Managing Portfolio
Neil Stone	Managing Director	January 2011
Joseph Mehlman	Executive Director	April 2013
Matthew Dunning	Executive Director	October 2014

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Neil Stone, Joseph Mehlman and Matthew Dunning.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Dunning re-joined the Adviser in July 2014. Prior to re-joining the Adviser, Mr. Dunning managed the municipal valuation rates group and was a senior taxable municipal bond analyst at Bloomberg L.P. from March 2010 to July 2014. Prior to March 2010, he worked in various trading and portfolio management roles for the Adviser.

Messrs. Stone, Mehlman and Dunning are responsible for the execution of the overall strategy of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

Prospectus Supplement

October 3, 2014

The Universal Institutional Funds, Inc.

Supplement dated October 3, 2014 to The Universal Institutional Funds, Inc. (the "Fund") Prospectus dated May 1, 2014

Core Plus Fixed Income Portfolio
(the "Portfolio")
(Class II)

Effective immediately, Matthew Dunning has been added to the team primarily responsible for the day-to-day management of the Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Portfolio Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Name	Title with Adviser	Date Began Managing Portfolio
Neil Stone	Managing Director	January 2011
Joseph Mehlman	Executive Director	April 2013
Matthew Dunning	Executive Director	October 2014

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Neil Stone, Joseph Mehlman and Matthew Dunning.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Dunning re-joined the Adviser in July 2014. Prior to re-joining the Adviser, Mr. Dunning managed the municipal valuation rates group and was a senior taxable municipal bond analyst at Bloomberg L.P. from March 2010 to July 2014. Prior to March 2010, he worked in various trading and portfolio management roles for the Adviser.

Messrs. Stone, Mehlman and Dunning are responsible for the execution of the overall strategy of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

October 3, 2014

The Universal Institutional Funds, Inc.

Supplement dated October 3, 2014 to the The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2014

Core Plus Fixed Income Portfolio (the "Portfolio")

Effective immediately, Matthew Dunning has been added to the team primarily responsible for the day-to-day management of the Portfolio. As a result, the following information is hereby added to the table under the section of the Statement of Additional Information ("SAI") entitled "Portfolio Managers—Other Accounts Managed by Portfolio Managers at December 31, 2013 (unless otherwise indicated)," containing the other accounts managed by the portfolio managers, at the end of the section of the table entitled "Core Plus Fixed Income":

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Matthew Dunning*	1	$85.1 million	0	$0	0	$0

*  As of September 30, 2014.

The following information is hereby added to the table under the section of the SAI entitled "Portfolio Managers—Other Accounts Managed by Portfolio Managers at December 31, 2013 (unless otherwise indicated)," containing the dollar range of securities beneficially owned by each portfolio manager in the Fund, at the end of the section of the table entitled "Core Plus Fixed Income":

Portfolio and Portfolio Managers	Portfolio Holdings
Matthew Dunning	None

Please retain this supplement for future reference.